INTANGIBLE ASSETS, NET - Estimated Amortization Expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INTANGIBLE ASSETS, NET
2023	¥ 446,324
2024	396,119
2025	396,112
2026	363,825
2027 and thereafter	62,940
Intangible assets, net	¥ 1,665,320	$ 241,449	¥ 332,317